Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Current portion of long-term debt, net - related party	$ 10,000	$ 10,000
Long-term debt, net - related party	$ 6,000	$ 6,000
General Partner unit	348,570	348,570
Limited Partners - Common units issued	20,821,946	19,776,946
Limited Partners - Common units outstanding	20,255,707	19,394,696
Treasury Units	566,239	382,250